Stock-Based Compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013
Weighted-average fair value
Share Price	$ 34.94	[1]
Restricted Stock and Restricted Stock Units
Number of Shares
Nonvested restricted stock and RSUs at Dec. 31, 2012 (shares)	17,419,139
Granted (shares)	8,697,870
Vested (shares)	(4,063,858)
Forfeited (shares)	(511,774)
Nonvested restricted stock and RSUs at Dec. 31, 2013 (shares)	21,541,377	[1]
Weighted-average fair value
Nonvested restricted stock and RSUs at Dec. 31, 2012 (usd per share)	$ 25.93
Granted (usd per share)	$ 27.41
Vested (usd per share)	$ 28.90
Forfeited (usd per share)	$ 25.89
Nonvested restricted stock and RSUs at Dec. 31, 2013 (usd per share)	$ 26.59	[1]

[1]	Includes 955,274 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2013 of $34.94.